Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Preferred stock dividends per share	$ 1.27	$ 1.27	$ 0.67
Preferred stock down round deemed dividends per share	$ 9.14	$ 7.63	$ 0.29